Stock-Based Compensation and Equity - Summary of the SAR Activity (Detail) - Vivint - Stock Appreciation Rights (SARs) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	32,754,290.00	21,993,158
Granted (shares)	14,630,000	13,250,640
Forfeited (shares)	(9,255,137)	(2,374,864)
Exercised (shares)	(117,274)	(114,644)
Outstanding, Ending Balance (shares)	38,011,879.000	32,754,290.00	21,993,158
Unvested shares expected to vest (shares)	33,813,668
Exercisable (shares)	4,198,211
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, outstanding, beginning balance (in dollars per share)	$ 1.26	$ 0.96
Weighted average exercise price per share, granted (in dollars per share)	1.79	1.74
Weighted average exercise price per share, forfeited (in dollars per share)	1.31	1.12
Weighted average exercise price per share, exercised (in dollars per share)	0.89	0.72
Weighted average exercise price per share, outstanding, ending balance (in dollars per share)	1.46	$ 1.26	$ 0.96
Weighted average exercise price per share, unvested shares expected to vest (in dollars per share)	1.51
Weighted average exercise price per share, Exercisable (in dollars per share)	$ 1.02
Outstanding, weighted average remaining contractual life	8 years 24 days	9 years 2 months 16 days	8 years 2 months 22 days
Unvested shares expected to vest, weighted average remaining contractual life	8 years 2 months 40 days
Exercisable at end of period, weighted average remaining contractual life	6 years 2 months 50 days
Outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0
Unvested shares expected to vest, aggregate intrinsic value	0
Exercisable, aggregate intrinsic value	$ 0